Condensed Consolidated Balance Sheets (Parenthetical) (Unaudited) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
General partner interest, units issued	185	185
General partner interest units, outstanding	185	185
Limited partners, units issued	9,171	9,165
Limited partner common units, outstanding	9,171	9,165